UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-23883

The 2023 ETF Series Trust

234 West Florida Street, Suite 700, Milwaukee, WI 53204

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

Registrant’s telephone number, including area code: 1-262-267-4589

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Pacific NoS Global EM Equity Active ETF

GEME | Nasdaq

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about the Pacific NoS Global EM Equity Active ETF (the "Fund") for the period of January 23, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.pacificam.co.uk/geme-etf/. You can also request this information by contacting us at 844-745-5220.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investmentFootnote Reference(b)
Pacific NoS Global EM Equity Active ETF	$83	0.75%

(a) The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

(b) Annualized

How did the Fund perform last period?

GEME ended 2025 outperforming the MSCI EM Index by 9% on a total return basis. Performance was driven primarily by country allocation, notably underweights in India and overweights in Korea, alongside strong contributions from precious metals miners and select smaller markets such as Greece and Poland. These gains were partly offset by cautious positioning in Taiwan and weaker Latin American exposure. Korea remained a key driver, supported by a multi-year boom in memory production, improving corporate governance, and strong earnings linked to the AI hardware supply chain. Additional support came from increased exposure to South Africa amid falling capital costs and firm metals prices, while selective investments across South-East Asia and disciplined stock selection underpinned consistent performance through the year.

Hypothetical Growth of a $10,000 Investment

	Pacific NoS Global EM Equity Active ETF	MSCI Emerging Markets Net TR USD Index
Jan 25	$10,000	$10,000
Mar 25	$10,239	$10,216
Jun 25	$11,065	$11,441
Sep 25	$12,625	$12,659
Dec 25	$13,560	$13,257

as of (12/31/2025)

 Average Annual Total Returns

Since Fund Inception (1/23/2025)
Pacific NoS Global EM Equity Active ETF	35.67%
MSCI Emerging Markets Net TR USD Index	32.57%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 844-745-5220 or visit https://www.pacificam.co.uk/geme-etf/ for current month-end performance.

 Fund Statistics

Net Assets...
$74,366,754
Number of Portfolio Holdings...
56
Investment Advisory Fees...
$327,995
Portfolio Turnover Rate...
80%

What did the Fund invest in?

as of (12/31/2025)

 Sector Allocation

Percentage of Net Assets
Information Technology...
23.5%
Financials...
22.5%
Industrials...
17.2%
Consumer Discretionary...
17.0%
Communication Services...
5.9%
Materials...
4.7%
Energy...
3.5%
Consumer Staples...
2.5%
Real Estate...
2.2%

 Ten Largest Holdings

Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd...
8.2%
Samsung Electronics Co., Ltd...
7.0%
Alibaba Group Holding, Ltd. - Class W...
5.6%
MediaTek, Inc...
4.4%
ICICI Bank, Ltd. - ADR...
4.0%
SK Square Co., Ltd...
3.4%
Pan American Silver Corp...
3.4%
Kia Corp...
3.3%
Contemporary Amperex Technology Co., Ltd. - Class A...
3.2%
Naspers, Ltd. - Class N...
2.7%

 Country Diversification

Percentage of Net Assets
China...
26.9%
Republic of Korea...
19.1%
Taiwan...
16.0%
South Africa...
7.5%
United Arab Emirates...
5.0%
Canada...
4.7%
India...
3.9%
Greece...
4.0%
Mexico...
3.1%
Indonesia...
3.0%
Malaysia...
1.4%
Argentina...
1.4%
Saudi Arabia...
1.2%
Brazil...
1.1%
Switzerland...
0.7%

Material Fund Changes

On February 3, 2026, Pinnacle Investment Management announced that it had agreed to acquire the remaining equity interests in Pacific Asset Management that it did not already own. The transaction is expected to be completed in the first half of 2026.

The Fund has hired Tidal Investments as an additional sub-advisor to the Fund effective March 26, 2026.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Pacific NoS Global EM Equity Active ETF

Annual Shareholder Report — December 31, 2025

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Joan Binstock is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Fees for audit services provided to the Registrant were $17,000 and not applicable for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $17,000 and for the fiscal year ended December 31, 2025 and not applicable for 2024, respectively. The fees, paid by Pacific Capital Partners Limited, Advisor to the Pacific NoS Global EM Equity Active ETF, a series of The 2023 ETF Series Trust, were payment for the principal accountant performing work relating to audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

(c)  Tax Fees.  Fees for tax services, which consisted of income and excise tax compliance services, were 4,250 for the fiscal year ended December 31, 2025.

(d) All Other Fees.  Fees for other services totaled $0 and not applicable for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

 (2)  No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)   All of the work in connection with the audit of the Registrant during the year ended December 31, 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and not applicable for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)   Not applicable.

(j)   Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
The 2023 ETF Series Trust
Annual Financial Statements and Other
Information
Pacific NoS Global EM Equity Active ETF (GEME)

Pacific NoS Global EM Equity Active ETF
Table of Contents
Schedule of Investments 3
Statement of Assets and Liabilities 6
Statement of Operations 7
Statement of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 20
Other Federal Tax Information 22

Pacific NoS Global EM Equity Active ETF
Schedule of Investments
December 31, 2025

See notes to financial statements.
Shares Value
Common Stocks - 99.0%
Argentina - 1.4%
a
YPF SA - ADR
(a)
..................................................................................... 29,506 $ 1,066,937
Brazil - 1.1%
a
Telefonica Brasil SA .................................................................................. 137,818 832,479
Canada - 4.7%
a
Capstone Copper Corp.
(a)
............................................................................... 102,862 1,034,060
Pan American Silver Corp. .............................................................................. 47,860 2,479,627
a
3,513,687
China - 26.9%
a
Alibaba Group Holding, Ltd. - Class W .................................................................... 225,416 4,135,595
Baidu, Inc. - ADR
(a)
................................................................................... 6,254 817,148
Contemporary Amperex Technology Co., Ltd. - Class A ......................................................... 44,500 2,338,684
Dongfang Electric Corp., Ltd. - Class H .................................................................... 345,200 1,108,756
Full Truck Alliance Co., Ltd. - ADR ....................................................................... 157,988 1,695,211
Haidilao International Holding, Ltd.
(b)
...................................................................... 704,000 1,288,880
JD.com, Inc. - ADR ................................................................................... 57,586 1,652,718
Kuaishou Technology - Class W
(b)
........................................................................ 97,000 796,961
Ningbo Deye Technology Co., Ltd. - Class A ................................................................. 128,300 1,582,602
PICC Property & Casualty Co., Ltd. - Class H ................................................................ 538,000 1,130,813
Sinotruk Hong Kong, Ltd. .............................................................................. 373,000 1,323,602
Tongcheng Travel Holdings, Ltd. ......................................................................... 226,800 653,869
Vipshop Holdings, Ltd. - ADR ........................................................................... 28,785 509,207
Yutong Bus Co., Ltd. - Class A ........................................................................... 206,700 967,222
a
20,001,268
Greece - 4.0%
a
Eurobank SA ....................................................................................... 401,312 1,614,278
National Bank of Greece SA ............................................................................ 85,410 1,304,031
a
2,918,309
India - 3.9%
a
ICICI Bank, Ltd. - ADR ............................................................................... 97,849 2,915,900
Indonesia - 3.0%
a
Bank Central Asia TBK PT ............................................................................. 1,696,425 821,507
Bank Mandiri Persero TBK PT .......................................................................... 4,517,523 1,381,671
a
2,203,178
Malaysia - 1.4%
a
Malayan Banking BHD ................................................................................ 402,600 1,039,736
Mexico - 3.1%
a
Grupo Financiero Banorte SAB de CV - Class O .............................................................. 106,517 989,012
Wal-Mart de Mexico SAB de CV ......................................................................... 426,922 1,332,803
a
2,321,815
Republic of Korea - 19.1%
a
HD Hyundai Co., Ltd. ................................................................................. 550 71,969
Kia Corp. .......................................................................................... 28,338 2,396,008
KT Corp. - ADR ..................................................................................... 62,330 1,182,400

See notes to financial statements.
Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
December 31, 2025
Shares Value
Common Stocks - 99.0% (continued)
Republic of Korea - 19.1% (continued)
Samsung Electronics Co., Ltd. ........................................................................... 61,485 $ 5,117,526
Samsung Electronics Co., Ltd. ........................................................................... 8,039 497,781
SK Square Co., Ltd.
(a)
................................................................................. 9,927 $ 2,535,931
SK, Inc. ........................................................................................... 6,894 1,227,525
Woori Financial Group, Inc. ............................................................................. 62,132 1,207,661
a
14,236,801
Saudi Arabia - 1.2%
a
Saudi Awwal Bank ................................................................................... 101,515 876,361
South Africa - 7.5%
a
Absa Group, Ltd. .................................................................................... 117,626 1,699,153
FirstRand, Ltd. ...................................................................................... 220,249 1,206,252
Naspers, Ltd. - Class N ................................................................................ 30,276 2,018,114
Vodacom Group, Ltd. ................................................................................. 83,386 711,121
a
5,634,640
Switzerland - 0.7%
a
Coca-Cola HBC AG
(a)
................................................................................. 9,415 486,535
Taiwan - 16.0%
a
Lotes Co., Ltd. ...................................................................................... 28,384 1,169,850
MediaTek , Inc. ...................................................................................... 71,003 3,231,467
Taiwan Semiconductor Manufacturing Co., Ltd. .............................................................. 122,458 6,040,957
United Microelectronics Corp. ........................................................................... 913,902 1,432,494
a
11,874,768
United Arab Emirates - 5.0%
a
Adnoc Gas PLC ..................................................................................... 1,074,877 1,038,910
ADNOC Logistics & Services ........................................................................... 254,984 410,985
Dubai Islamic Bank PJSC .............................................................................. 239,366 604,134
Emaar Properties PJSC ................................................................................ 427,097 1,633,780
a
3,687,809
a
Total Common Stocks (Cost $61,402,905) 73,610,223
Total Investments - 99.0% (Cost $61,402,905) 73,610,223
Net other assets (liabilities) - 1.0% 756,531
Net Assets - 100% $ 74,366,754
(a) Non-income producing
(b) Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's
Liquidity Guidelines. As of December 31, 2025, the aggregate value of these securities was $2,085,841 which represented 2.8% of the net assets of the
Fund.
ADR              American Depositary Receipt
PLC               Public Limited Company
SA                 Special Assessment

See notes to financial statements.
Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
December 31, 2025
There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.
Total Return Swap Agreements- Long
Pay/Receive
(a)
Reference
Entity Counterparty Shares
Termination
Date Financing Rate
Payment
Frequency Notional Amount
Unrealized
Appreciation
(Depreciation )
Receive
SK Square Co.,
Ltd.
Goldman Sachs
International 50 10/19/26
Effective Federal
Funds Rate
(b)
+
90 bps Monthly $ 12,772 $ 2,830
(a) Receive represents that the Fund receives payment for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.
(b) The Effective Federal Funds Rate at December 31, 2025 was 3.64%
Forward Currency Contracts
At December 31, 2025, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign Exchange
Appreciation
(Depreciation)
U.S. Dollar 4,000,000 Taiwanese Dollar 127,520,000 Citigroup 3/6/26 $ (75,295)
Taiwanese Dollar 34,872,000 U.S. Dollar 1,200,000 Citigroup 3/6/26 (85,558)
Taiwanese Dollar 23,872,000 U.S. Dollar 800,000 BTIG, LLC 4/21/26 (34,821)
U.S. Dollar 1,900,000 Taiwanese Dollar 59,375,000 Citibank 4/21/26 (3,170)
Taiwanese Dollar 25,560,000 U.S. Dollar 900,000 Citigroup 5/7/26 (80,047)
$ (278,891)
U.S. Dollar 400,000 Taiwanese Dollar 10,760,000 Citigroup 5/7/26 54,824
Total Net Forward Currency Contracts $ (224,067)
Summary of Investment Type
Sector
Percentage of
Net Assets
Information Technology ............................................................................................ 23.5%
Financials ...................................................................................................... 22.5%
Industrials ...................................................................................................... 17.2%
Consumer Discretionary ............................................................................................ 17.0%
Communication Services ........................................................................................... 5.9%
Materials ....................................................................................................... 4.7%
Energy ........................................................................................................ 3.5%
Consumer Staples ................................................................................................ 2.5%
Real Estate ..................................................................................................... 2.2%
Net other assets (liabilities) .......................................................................................... 1.0%
100.0%

Statement of Assets and Liabilities
December 31, 2025

See notes to financial statements.
Pacific NoS Global
EM Equity Active
ETF
ASSETS
Investments, at value (Cost $61,402,905) ....................................................................... $ 73,610,223
C ash collateral at b roker ................................................................................... 390,000
Cash ................................................................................................. 1,495,063
Foreign c urrency, at value (Cost $151,318 ) ...................................................................... 151,318
Unrealized appreciation on forward foreign currency exchange contracts ................................................ 54,824
Receivables:
Investments sold ....................................................................................... 3,142,142
Dividend ............................................................................................ 59,656
Unrealized appreciation on swap agreements .................................................................... 2,830
Total assets .........................................................................................
78,906,056
LIABILITIES
Accrued expenses and other liabilities –
Investment advisory fees ................................................................................. 48,349
Payables:
Investments purchased .................................................................................. 411,067
Distributions .......................................................................................... 3,800,995
Unrealized depreciation on forward foreign currency exchange contracts ................................................ 278,891
Total liabilities ......................................................................................
4,539,302
NET ASSETS ..........................................................................................
$ 74,366,754
NET ASSETS CONSIST OF
Paid-in capital .......................................................................................... $ 64,359,884
Total distributable earnings (loss) ............................................................................ 10,006,870
NET ASSETS ..........................................................................................
$ 74,366,754
NET ASSET VALUE
Shares outstanding (unlimited shares authorized, no par value): ....................................................... 2,350,000
Net asset value per share: .................................................................................. $ 31.65

Statement of Operations

See notes to financial statements.
Pacific NoS Global
EM Equity Active
ETF
For the period
January 23, 2025
(a)
to December 31,
2025
INVESTMENT INCOME
Dividends ........................................................................................... $ 1,607,400
Foreign taxes withheld .................................................................................. (173,134)
Total investment income ................................................................................
1,434,266
EXPENSES
Investment advisory fees ................................................................................. 327,995
Total expenses ....................................................................................... 327,995
Net investment income ....................................................................................
1,106,271
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investment securities sold and foreign currency transactions ...................................................... 2,103,694
Swap agreements ..................................................................................... 115,456
In-kind redemptions ................................................................................... 41,666
2,260,816
Net change in unrealized appreciation (depreciation) on:
Investment securities and foreign currency translations .......................................................... 12,202,438
Forward foreign currency exchange contracts ................................................................. (224,067)
Swap agreements ..................................................................................... 2,830
11,981,201
Net realized and unrealized gain (loss) on investments ..............................................................
14,242,017
Net increase (decrease) in net assets resulting from operations ........................................................
$ 15,348,288
(a) Commencement of operations

Statement of Changes in Net Assets

See notes to financial statements.
Pacific NoS Global EM
Equity Active ETF
For the period
January 23, 2025
(a)
to December 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ............................................................................. $ 1,106,271
Net realized gain (loss) from investment securities sold, foreign currency transactions, in-kind redemptions , and swap agreements ...... 2,260,816
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations, forward foreign currency exchange contracts , and swap agreements .................................................................. 11,981,201
Net change in net assets resulting from operations ................................................................. 15,348,288
–
DISTRIBUTIONS TO SHAREHOLDERS
–
Total distributions ...................................................................................... (5,299,753)
Change in net assets resulting from distributions .................................................................. (5,299,753)
CAPITAL TRANSACTIONS
Proceeds from shares issued ................................................................................
65,458,935
Cost of shares redeemed ...................................................................................
(1,271,045)
ETF transaction fees (see Note 5) ............................................................................
130,329
Change in net assets resulting from capital transactions .............................................................
64,318,219
NET ASSETS
–
Beginning of year ........................................................................................
—
End of year ............................................................................................ $ 74,366,754
SHARE TRANSACTIONS
Issued ................................................................................................ 2,400,000
Redeemed ............................................................................................. (50,000)
Change in shares ........................................................................................ 2,350,000
(a) Commencement of operations

Financial Highlights

See notes to financial statements.
Pacific NoS Global EM Equity Active ETF
Selected Per Share Data
For the period
January 23, 2025
(a)
to
December 31, 2025
Net Asset Value,  beginning of period ............................................................................ $ 24.99
Income (loss) from investment operations:
Net investment income (loss)
(b)
............................................................................... 0.70
Net realized and unrealized gain (loss) ......................................................................... 8.16
Total from investment operations ............................................................................... 8.86
Less distributions from:
Net investment income .................................................................................... (1.62)
Net realized gain ......................................................................................... (0.64)
Total distributions ...................................................................................... (2.26)
ETF transaction fees per share ................................................................................. 0.06
Net Asset V alue, end of period ................................................................................. $ 31.65
Total return (%)
(c)(d)
....................................................................................... 35.67
Ratios to Average Net Asset and Supplemental Data
Net A ssets, end of period (000s) ............................................................................... $ 74,367
Ratio of expenses (%)
(e)
.................................................................................... 0.75
Ratio of net expenses (%)
(e)
................................................................................. 0.75
Ratio of net investment income (%)
(e)
.......................................................................... 2.52
Portfolio turnover rate (%)
(d)(f)
................................................................................. 80
(a) Commencement of operations
(b) Per share net investment income (loss) has been calculated using the average shares method
(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d) Not annualized for periods less than one year
(e) Annualized for periods less than one year
(f) Excludes impact of in-kind transactions

Notes to Financial Statements
December 31, 2025

(1) Organization
The 2023 ETF Series Trust (the "Trust") is an open-end management investment company consisting of multiple investment series.
The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 23, 2023.The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest ("Shares") in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Pacific NoS Global EM Equity Active ETF (the "Fund"). The Fund
is a non-diversified actively-managed exchange-traded fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Fund commenced operations on January 23, 2025.
Under the Trust's organizational documents, its officers and Board of Trustees (the "Board") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
(2) Significant Accounting Policies
Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC. Market prices for the Shares may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called "Creation
Units". Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant
is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National
Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside
Fund Services, LLC (the "Distributor"). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
A. Investment Valuations
The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund's securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the Advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
The Trust uses a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Fund's investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Notes to Financial Statements (continued)
December 31, 2025

• Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.
• Level 2 — Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable pricing inputs at the measurement date (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Common stocks and exchange-traded funds ("ETFs") traded on a recognized securities exchange are valued at that day's last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. The Fund traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
The prices of securities traded in foreign currencies will be expressed in U.S. dollars by using the mid-rate prices for the U.S. dollar as quoted by generally recognized reliable sources at 4 p.m. London time. The Fund owns securities that are primarily listed on foreign exchanges which may trade on days when the Fund does not price its shares; therefore the value of securities held by the Fund may change on days when the shareholders will not be able to purchase or redeem shares.
Derivative Instruments: Forward currency contracts are valued using the sum of the spot rate, the available forward point quotation nearest and prior to settlement date, and the linear interpolation of the available forward point quotations nearest to, before and after the settlement date. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.
The value of such futures contracts held by the Fund is determined each day as of such exchanges close.
Swaps are generally valued at the last quoted sales price of the swap (if exchange-listed) or of the underlying security (if such security is exchange-listed), or in the absence of a sale, fair valued at the mean between the current bid and ask prices, and are typically categorized as Level 2 in the fair value hierarchy. Other types of swaps may be fair valued by a pricing agent covering the specific type of swap.
The Fund did not hold any Level 3 investments as of December 31, 2025.
The following table summarizes the Fund's investments, based on their valuation inputs, as of December 31, 2025, while the breakdown, by category, of investments is disclosed in the Schedule of Investments for the Fund:
Pacific NoS Global EM Equity Active ETF
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
(a)
$73,610,223 $— $— $73,610,223
Total Investments $73,610,223 $— $— $73,610,223
Financial Instruments
Assets
Total Return Swap Agreements
(b)
— 2,830 — 2,830
Forward Currency Contracts
(b)
— 54,824 — 54,824
Liabilities
Forward Currency Contracts
(b)
— (278,891) — (278,891)
Total Forward Currency Contracts $— $(221,237) $— $(221,237)
(a)   Please see the Schedule of Investments for industry classifications
(b)   Valued at the unrealized appreciation (depreciation) of the investment

Notes to Financial Statements (continued)
December 31, 2025

B. Security Transactions and Related Income
Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities' gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S.
sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
The Fund may own shares of ETFs that may invest in real estate investments trusts and master limited partnerships which report information on the source of their distributions annually. Distributions received from investments are recorded as realized gain and/or as a reduction to the cost of the ETF.
C. Dividends and Distributions to Shareholders
Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.
The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
D. Foreign Currency Translations
The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.
The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
E. Derivative Instruments
All open derivative positions at period end are reflected on the Fund's Schedule of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type. The Fund's derivative contracts are not accounted for as hedging instruments under GAAP.
1. Forward Currency Contracts
The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge a Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency.
Each contract is valued daily and the change in value is recorded by a Fund as an unrealized gain or loss, which is presented in the Fund's
Statement of Operations as the "Net change in unrealized appreciation (depreciation) on: Forward foreign currency exchange contracts".

Notes to Financial Statements (continued)
December 31, 2025

When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a
"Net realized gain (loss) from: Forward foreign currency exchange contracts". Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
2. Swap Agreements
The Fund may enter into swap agreements ("swaps") for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.
The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in appreciation or depreciation on swap agreements on the Statement of Operations and daily changes in valuation of centrally cleared swaps, if any, are recorded as
"Variation margin on swap agreements" on the Statement of Assets and Liabilities. The Fund may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In "long" total return swaps, the counterparty will generally agree to pay the
Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Fund’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount is recorded as
"Net change in unrealized appreciation (depreciation) on: Swap agreements" and, when cash is exchanged, the gain or loss realized is recorded as "Net realized gain (loss) from: Swap agreements".
The average volume (based on the open positions at each fiscal month-end) of derivative activity for the period ended December 31,
2025 was as follows:
(a) Average amount of Currency Purchased/Sold in USD
The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
Total Return
Swaps
Forward
Currency
Contracts
(a)
Pacific NoS Global EM Equity Active ETF
$ 1,457
$ 6,391,667
Assets
Unrealized Appreciation on
Swap Agreements
(a)
Equity Risk Exposure:
Total Return Swaps
$2,830

Notes to Financial Statements (continued)
December 31, 2025

(a) Presented on Statement of Assets and Liabilities as Unrealized appreciation on: Swap agreements
(b) Presented on Statement of Assets and Liabilities as Unrealized appreciation on: Forward foreign currency exchange contracts
(c) Presented on Statement of Assets and Liabilities as Unrealized depreciation on: Forward foreign currency exchange contracts
The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the period ended December 31, 2025.
( a) Presented on the Statement of Operations as Net realized gain (loss) from: Swap agreements
(b) Presented on the Statement of Operations as Net change in unrealized appreciation (depreciation) on: Swap agreements
(c) Presented on the Statement of Operations as Net change in unrealized appreciation (depreciation) on: Forward foreign currency exchange contracts
Offsetting of Derivative Assets and Derivative Liabilities:
In order to better define contractual rights and to secure rights that will help mitigate counterparty risk, the Fund has entered into an
International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or a similar agreement with certain derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Assets Liabilities
Unr ealized Appreciation
on Forward Currency
Contracts
(b )
Unr ealized Depreciation
on Forward Currency
Contracts
(c )
Currency Risk Exposure:
Pacific NoS Global EM Equity Active ETF
$ 54,824 $278,891
Realized Gain (Loss)
from:
Change in Unrealized
Appreciation
(Depreciation) on:
Swap Agreements
(a)
Swap Agreements
(b)
Equity Risk Exposure:
Pacific NoS Global EM Equity Active ETF
$ 115,456
$ 2,830
Change in Unrealized
Appreciation
(Depreciation) on
Derivatives
Forward Currency
Contracts
(c)
Currency Risk Exposure:
Pacific NoS Global EM Equity Active ETF
$ (224,067)

Notes to Financial Statements (continued)
December 31, 2025

As of December 31, 2025, the Fund's derivative assets and liabilities (by type) were as follows:
The following tables present the Fund's derivative assets and liabilities as of December 31, 2025 by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund.
(a) The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
(b) The actual collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
F. Federal Income Tax
It is the policy of the Fund to qualify and continue to qualify each year as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986 and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders.
Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.
Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that the tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund's financial statements. The Fund's policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of
December 31, 2025, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.
Pacific NoS Global EM Equity Active ETF
Assets Liabilities
Derivative Financial Instruments :
Forward currency contracts
$54,824 $278,891
Swap agreements
2,830 —
Total derivative assets a nd liabilities in the Statement of Assets and Liabilities
57,654 278,891
Derivative asset s and liabilities not subject to a master netting agree ment or similar agreement ( " MNA " )
— —
Total assets and liabilities subject to an MNA $57,654 $278,891
Counterparty
Derivative
Assets Subject
to an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Received
(a)
Cash Collateral
Received
(a)
Net Amount
of Derivative
Assets
Citigroup $ 54,824 $(54,824) $ — $ — $ —
Goldman Sachs International 2,830 — — — 2,830
$ 57,654 $ (54,824) $— $ — $2,830
Counterparty
Derivative
Liabilities Subject
to an MNA by
Counterparty
Derivatives
Available for
Offset
Non-cash
Collateral
Pledged
(b)
Cash Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
BTIG, LLC $ 34,821 $ — $— $ — $34,821
Citigroup 244,070 (54,824) — (189,246) —
$ 278,891 $(54,824) $— $ (189,246) $34,821

Notes to Financial Statements (continued)
December 31, 2025

As of December 31, 2025, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:
The tax character of distributions paid during the period ended December 31, 2025 was as follows:
As of December 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
(a) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to wash sale activity, passive foreign investment company adjustments and derivatives.
As of December 31, 2025 the Fund has no net capital loss carryforwards.
During the period ended December 31, 2025 no capital loss carryforwards were utilized.
Permanent book and tax differences, primarily attributable to the book/tax basis treatment of in-kind redemptions, resulted in reclassifications for the Fund for the period ended December 31, 2025, as follows:
(3) Investment Advisory and Other Contractual Services
A. Investment Advisory Fees
Pacific Capital Partners Limited (the "Advisor") serves as the investment advisor to the Fund pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the
Fund. The Fund pays the Advisor a management fee of 0.75% of its average daily net assets, calculated daily and paid monthly.
North of South Capital LLP serves as the sub-advisor to the Fund and receives 50% of the Advisory Fee and is paid for its services directly by the Advisor, not the Fund.
The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee and any value-added-tax or other sales tax calculated on such fee; interest charges on any borrowings, taxes, brokerage commissions, and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; fees and expense related to the provision of securities lending services; acquired fund fees and expenses; accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses
(as determined by the Board); and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule
12b-1 under the 1940 Act.
Fund
Tax Cost of
Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Pacific NoS Global EM Equity Active ETF $ 64,602,219 $ 13,43 2,410 $ (4,424,406) $ 9,008,004
Net Investment
Income
Net Long-Term
Gains
Total Taxable
Distributions
Total Distributions
Paid
Pacific NoS Global EM Equity Active ETF $ 5,299,753 $ — $ 5,299,753 $ 5,299,753
Undistributed
Ordinary Income
and Short-Term
Capital Gains
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings (Loss)
Capital Loss
Carryforwards
Unrealized
Appreciation
(Depreciation)
(a)
Total Accumulated
Earnings (Deficit)
Other
Earnings
(Deficit)
Pacific NoS Global EM Equity
Active ETF $ 1,225,386 $ 2, 4 2 7 $ 1,227,813 $ — $ 9,008,004 $ 10,235,817 $ (228,947)
Total Distributable
Earnings (Loss)
Paid-In
Capital
Pacific NoS Global EM Equity Active ETF
$ (41,665) $ 41,665

Notes to Financial Statements (continued)
December 31, 2025

B. Administration, Custodian, Transfer Agent and Accounting Services
Citi Fund Services Ohio, Inc. serves as administrator and dividend disbursing agent for the Fund pursuant to a Services Agreement.
Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.
C. Distribution
Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund's Shares. The Distributor is compensated by the
Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.
(4) Investment Transactions
Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31,
2025 were as follows:
Purchases and sales of in-kind transactions for the period ended December 31, 2025 were as follows:
There were no purchases or sales of U.S. government securities during the period ended December 31, 2025.
(5) Capital Share Transactions
Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund's specified universe, and an amount of cash.
Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Fund incurs to issue or redeem Creation Units. The transaction fees for the Fund, regardless of the number of Creation Units issued or redeemed, are listed below:
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities. As of
December 31, 2025, there were no unsettled in-kind capital transactions.
The Advisor may charge an additional, variable fee (sometimes referred to as a "cash-in-lieu" fee) to the extent the Fund permits
Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-
in-lieu fees are payable to the Fund and are charged to defray the transaction cost to the Fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Advisor
Purchases Sales
Pacific NoS Global EM Equity Active ETF $ 70,186,465 $ 33,261,908
Purchases Sales
Pacific NoS Global EM Equity Active ETF $ 22,695,614 $ 491,054
Fee for In-Kind and Cash
Purchases and Sales
Pacific NoS
Global
EM Equity Active ETF
$500

Notes to Financial Statements (continued)
December 31, 2025

and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Advisor, in its sole discretion, may adjust the Fund's cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.
(6) Segment Reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements
to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The
President and Chief Executive Officer acts as the Fund's chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the
CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Schedule of
Investments, Statement of Changes in Net Assets and Financial Highlights.
(7) New Accounting Pronouncement
The Fund adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax
Disclosures" during the period ended December 31, 2025. Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid. Income taxes paid by the Fund for the period ended December 31, 2025 were determined to not be significant.
(8) Risk Factors
With all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objectives. A description of principal risks is included in the Fund's prospectus under the heading "Principal Risks of Investing in the Fund".
(9) Subsequent Events
On February 3, 2026, Pinnacle Investment Management announced that it had agreed to acquire the remaining equity interests in Pacific
Asset Management that it did not already own. The transaction is expected to be completed in the first half of 2026.
The Fund has hired Tidal Investments as an additional sub-advisor to the Fund effective March 26, 2026.
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2025.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Pacific NoS Global EM Equity Active ETF and
Board of Trustees of The 2023 ETF Series Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pacific NoS Global EM Equity Active
ETF (the “Fund”), a series of The 2023 ETF Series Trust, as of December 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for the period January 23, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of December 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period January 23, 2025
(commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and
are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.
Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2026.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2026

Pacific Capital Partners Limited
Other Federal Tax Information (Unaudited)
Period ended December 31, 2025

During the fiscal period ended December 31, 2025 , the Fund declared short-term realized gain distributions in the following amount:
For the fiscal period ended December 31, 2025 , distributions paid by the Fund may be subject to a maximum tax rate of 20%, as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 20%.
Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
During the fiscal period ended December 31, 2025 , the Fund designated 0.03% as interest-related dividends for certain non-U.S. resident investors. The
Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding shares on December 31, 2025 , are as follows:
The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2025 . These shareholders will receive more detailed information along with their 2025 Form 1099-DIV.
For the fiscal period ended December 31, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Short-Term
Capital Gains
Pacific NoS Global EM Equity Active ETF $1,498,757
Foreign Source Income
Foreign Tax
Expense
Pacific NoS Global EM Equity Active ETF $ 0.68 $ 0.07

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On December 12, 2025, the Fund replaced its existing independent registered public accounting firm, Deloitte & Touche LLP (“Deloitte”), with Cohen & Co. (“Cohen”). There were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable.

(a)(5)  Not Applicable.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The 2023 ETF Series Trust

By (Signature and Title)                                      /s/  Eric W. Falkeis
Eric W. Falkeis, President

Date___________________________________________3/6/2026__________________________________ __________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                                                                             /s/  Eric W. Falkeis
Eric W. Falkeis, President

Date_________________________________________________3/6/2026________________________________________________

By (Signature and Title)                                                                               /s/ Aaron Perkovich
Aaron Perkovich, Treasurer

Date_____________________________________________3/6/2026__________________________________________________